Note 12 - Share-based payments - Inputs for Measurement of Grant Date Fair Values and Share Units Granted (Details)			12 Months Ended
	Apr. 07, 2023 USD ($) $ / shares	Jan. 24, 2022 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Risk free rate			0.00%	3.88%
Fair value (USD) | $			$ 0	$ 12.52
Share price (USD) (in dollars per share) | $ / shares			$ 0	$ 12.4
Volatility			0.00%	1.29%
RSU dividends reinvested			1,980	1,980
Settlements/terminations			(19,565)	0
Total awards outstanding			0	19,565
Restricted stock units (RSUs) [member] | January 11, 2019 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | March 23, 2019 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | June 8, 2019 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | January 11, 2020 [member]
Statement Line Items [Line Items]
Grants			17,585	17,585
Restricted stock units (RSUs) [member] | March 31, 2020 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | June 1, 2020 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | September 9, 2020 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | September 14, 2020 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | October 5, 2020 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | January 11, 2021 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | April 1, 2021 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | May 14, 2021 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | June 1, 2021 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | June 14, 2021 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | August 13, 2021 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | September 1, 2021 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | September 6, 2021 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | September 20, 2021 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | October 1, 2021 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | October 11, 2021 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | November 12, 2021 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | December 1, 2021 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | January 11, 2022 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | January 12, 2022 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | May 13, 2022 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | June 1, 2022 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | July 1, 2022 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | October 1, 2022 [member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | April 7, 2023 [Member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | May 15, 2023 [Member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | June 1, 2023 [Member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | June 7, 2023 [Member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | August 10, 2023 [Member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | September 1, 2023 [Member]
Statement Line Items [Line Items]
Grants			0	0
Restricted stock units (RSUs) [member] | October 3, 2023 [Member]
Statement Line Items [Line Items]
Grants			0	0
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Risk free rate			3.88%	3.88%
Fair value (USD) | $			$ 12.2	$ 12.42
Share price (USD) (in dollars per share) | $ / shares			$ 12.2	$ 12.42
Volatility			0.90%	0.91%
RSU dividends reinvested			0	0
Settlements/terminations			(144,772)	(254,491)
Total awards outstanding			182,314	224,408
Performance share units (PSUs) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Performance multiplier percentage			93.00%	93.00%
Performance share units (PSUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Performance multiplier percentage			100.00%	100.00%
Performance share units (PSUs) [member] | January 11, 2019 [member]
Statement Line Items [Line Items]
Grants			0	95,740
Performance share units (PSUs) [member] | March 23, 2019 [member]
Statement Line Items [Line Items]
Grants			0	28,287
Performance share units (PSUs) [member] | June 8, 2019 [member]
Statement Line Items [Line Items]
Grants			0	14,672
Performance share units (PSUs) [member] | January 11, 2020 [member]
Statement Line Items [Line Items]
Grants			69,678	114,668
Performance share units (PSUs) [member] | March 31, 2020 [member]
Statement Line Items [Line Items]
Grants			696	1,971
Performance share units (PSUs) [member] | June 1, 2020 [member]
Statement Line Items [Line Items]
Grants			0	1,740
Performance share units (PSUs) [member] | September 9, 2020 [member]
Statement Line Items [Line Items]
Grants			697	1,611
Performance share units (PSUs) [member] | September 14, 2020 [member]
Statement Line Items [Line Items]
Grants			5,300	20,686
Performance share units (PSUs) [member] | October 5, 2020 [member]
Statement Line Items [Line Items]
Grants			230	514
Performance share units (PSUs) [member] | January 11, 2021 [member]
Statement Line Items [Line Items]
Grants			56,244	78,875
Performance share units (PSUs) [member] | April 1, 2021 [member]
Statement Line Items [Line Items]
Grants			0	770
Performance share units (PSUs) [member] | May 14, 2021 [member]
Statement Line Items [Line Items]
Grants			964	2,389
Performance share units (PSUs) [member] | June 1, 2021 [member]
Statement Line Items [Line Items]
Grants			1,310	1,692
Performance share units (PSUs) [member] | June 14, 2021 [member]
Statement Line Items [Line Items]
Grants			398	507
Performance share units (PSUs) [member] | August 13, 2021 [member]
Statement Line Items [Line Items]
Grants			0	2,283
Performance share units (PSUs) [member] | September 1, 2021 [member]
Statement Line Items [Line Items]
Grants			0	553
Performance share units (PSUs) [member] | September 6, 2021 [member]
Statement Line Items [Line Items]
Grants			458	531
Performance share units (PSUs) [member] | September 20, 2021 [member]
Statement Line Items [Line Items]
Grants			460	526
Performance share units (PSUs) [member] | October 1, 2021 [member]
Statement Line Items [Line Items]
Grants			1,016	2,530
Performance share units (PSUs) [member] | October 11, 2021 [member]
Statement Line Items [Line Items]
Grants			450	500
Performance share units (PSUs) [member] | November 12, 2021 [member]
Statement Line Items [Line Items]
Grants			1,846	1,998
Performance share units (PSUs) [member] | December 1, 2021 [member]
Statement Line Items [Line Items]
Grants			900	936
Performance share units (PSUs) [member] | January 11, 2022 [member]
Statement Line Items [Line Items]
Grants			75,198	96,359
Performance share units (PSUs) [member] | January 12, 2022 [member]
Statement Line Items [Line Items]
Grants			825	825
Performance share units (PSUs) [member] | May 13, 2022 [member]
Statement Line Items [Line Items]
Grants			2,040	2,040
Performance share units (PSUs) [member] | June 1, 2022 [member]
Statement Line Items [Line Items]
Grants			1,297	1,297
Performance share units (PSUs) [member] | July 1, 2022 [member]
Statement Line Items [Line Items]
Grants			2,375	2,375
Performance share units (PSUs) [member] | October 1, 2022 [member]
Statement Line Items [Line Items]
Grants			2,024	2,024
Performance share units (PSUs) [member] | April 7, 2023 [Member]
Statement Line Items [Line Items]
Grants			79,521	0
Performance share units (PSUs) [member] | May 15, 2023 [Member]
Statement Line Items [Line Items]
Grants			581	0
Performance share units (PSUs) [member] | June 1, 2023 [Member]
Statement Line Items [Line Items]
Grants			617	0
Performance share units (PSUs) [member] | June 7, 2023 [Member]
Statement Line Items [Line Items]
Grants			572	0
Performance share units (PSUs) [member] | August 10, 2023 [Member]
Statement Line Items [Line Items]
Grants			5,514	0
Performance share units (PSUs) [member] | September 1, 2023 [Member]
Statement Line Items [Line Items]
Grants			1,617	0
Performance share units (PSUs) [member] | October 3, 2023 [Member]
Statement Line Items [Line Items]
Grants			14,258	0
Equity-settled performance units (EPUs) [member]
Statement Line Items [Line Items]
Fair value (USD) | $	$ 15.33	$ 10.15
Share price (USD) (in dollars per share) | $ / shares	$ 16.91	$ 11.5
Performance multiplier percentage	100.00%	100.00%	100.00%
Total awards outstanding	80,773	113,693